INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Current Inventories	Inventories are comprised of the following:
	December 31,
	2021	2020

Raw materials and components	$2,028	$1,859
Work-in-progress	729	1,151
Finished products	8,823	10,925

	$11,580	$13,935